Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Assets Pledged as Collaterals

The following assets are pledged as collaterals for bank loans and custom duties of the imported materials.

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Property, plant and equipment	$2,550	$2,520
Land held under development (included in inventories)	1,999	1,999
Restricted assets (included in other assets - others)	3	3
	$4,552	$4,522